Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-42275
Entity Registrant Name	Kairos Pharma, Ltd.
Entity Central Index Key	0001962011
Entity Tax Identification Number	46-2993314
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2355 Westwood Blvd
Entity Address, Address Line Two	#139
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	(310)
Local Phone Number	948-2356
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	KAPA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false